UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2006


Check here if Amendment (    ); Amendment Number: ______________

This Amendment  (Check only one.) :     (    )  is a restatement.
                                        (    )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: TIFF Advisory Services, Inc. (formerly known as Foundation Advisers, Inc.)

Address: 590 Peter Jefferson Parkway, Suite 250

         Charlottesville, VA  22911

Form 13F File Number: 028-06313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tina Leiter

Title:     Chief Compliance Officer, TIFF Advisory Services, Inc.

Phone:     434-817-8200


Signature, Place, and Date of Signing:

/s/ Tina Leiter                Charlottesville, VA     5/8/06
(Signature)                    (City, State)          (Date)

Report Type  (Check only one.):

( X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

(    )   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this
         report and a portion are reported by other reporting manager(s).)

(    )   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:     4

Form 13F Information Table Value Total:     $36,296,830


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

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
Item 1:                   Item 2:              Item 3:   Item 4:     Item 5:        Item 6:          Item 7:   Item 8:
                                                                      Shares or     Investment (c)               Voting Auth.
Name Of Issuer            Title of Class       CUSIP     Fair Market Principal (a)  Discretion Shared Managers  (a) Sole (b)   (c)
                                                         Value       Amt.      Sole (b)Shared  Other                     Shared None
iShares Inc.              MSCI S. Korea        464286772  3,732,000   80,000    X                                 80,000
iShares Trust             MSCI EAFE Index      464287465 15,678,180  241,500    X                                241,500
iShares Trust             MSCI Emerging Market 464287234 16,859,700  170,300    X                                170,300
Pacific Rim Mining Corp.  Common Stock         694915208     26,950   35,000    X                                 35,000